Offerings	Feb. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.2000% Ally Financial Term Notes, Series A Due February 15, 2028
Maximum Aggregate Offering Price	$ 8,846,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,354.32
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.5000% Ally Financial Term Notes, Series A Due February 15, 2030
Maximum Aggregate Offering Price	$ 6,251,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 957.03
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.